Third Quarter Report
December 31, 2022 (Unaudited)
Columbia Select Large Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Select Large Cap Growth Fund, December 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.8%
Issuer	Shares	Value ($)
Communication Services 2.1%
Interactive Media & Services 2.1%
Match Group, Inc.(a)	513,910	21,322,126
Total Communication Services		21,322,126
Consumer Discretionary 19.5%
Auto Components 0.5%
Aptiv PLC(a)	53,890	5,018,776
Hotels, Restaurants & Leisure 7.0%
Booking Holdings, Inc.(a)	21,659	43,648,949
Chipotle Mexican Grill, Inc.(a)	19,981	27,723,438
Total		71,372,387
Internet & Direct Marketing Retail 5.4%
Amazon.com, Inc.(a)	431,078	36,210,552
Chewy, Inc., Class A(a)	484,450	17,963,406
Total		54,173,958
Textiles, Apparel & Luxury Goods 6.6%
lululemon athletica, Inc.(a)	65,499	20,984,570
NIKE, Inc., Class B	392,938	45,977,675
Total		66,962,245
Total Consumer Discretionary		197,527,366
Consumer Staples 8.0%
Food & Staples Retailing 3.6%
Costco Wholesale Corp.	80,154	36,590,301
Personal Products 4.4%
Estee Lauder Companies, Inc. (The), Class A	179,026	44,418,141
Total Consumer Staples		81,008,442
Financials 4.4%
Capital Markets 4.4%
MSCI, Inc.	96,231	44,763,774
Total Financials		44,763,774
Health Care 26.4%
Biotechnology 7.9%
BioMarin Pharmaceutical, Inc.(a)	393,292	40,701,789
Exact Sciences Corp.(a)	452,363	22,396,492
Sarepta Therapeutics, Inc.(a)	130,527	16,913,689
Total		80,011,970
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 12.0%
Edwards Lifesciences Corp.(a)	458,847	34,234,575
Insulet Corp.(a)	151,976	44,740,214
Intuitive Surgical, Inc.(a)	161,286	42,797,240
Total		121,772,029
Life Sciences Tools & Services 2.4%
Illumina, Inc.(a)	119,183	24,098,803
Pharmaceuticals 4.1%
Eli Lilly & Co.	114,432	41,863,803
Total Health Care		267,746,605
Industrials 10.8%
Building Products 2.8%
Trane Technologies PLC	168,548	28,331,233
Construction & Engineering 2.7%
Quanta Services, Inc.	189,554	27,011,445
Electrical Equipment 1.3%
Bloom Energy Corp., Class A(a)	707,984	13,536,654
Professional Services 4.0%
CoStar Group, Inc.(a)	529,000	40,881,120
Total Industrials		109,760,452
Information Technology 28.6%
IT Services 6.7%
PayPal Holdings, Inc.(a)	294,400	20,967,168
Visa, Inc., Class A	223,391	46,411,714
Total		67,378,882
Semiconductors & Semiconductor Equipment 4.8%
Applied Materials, Inc.	51,408	5,006,111
NVIDIA Corp.	301,780	44,102,129
Total		49,108,240
2	Columbia Select Large Cap Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Select Large Cap Growth Fund, December 31, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 17.1%
Adobe, Inc.(a)	128,178	43,135,742
Crowdstrike Holdings, Inc., Class A(a)	166,043	17,482,668
Intuit, Inc.	119,422	46,481,431
Palo Alto Networks, Inc.(a)	157,770	22,015,226
ServiceNow, Inc.(a)	112,641	43,735,121
Total		172,850,188
Total Information Technology		289,337,310
Total Common Stocks (Cost $648,503,547)		1,011,466,075

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.318%(b),(c)	7,301,960	7,299,770
Total Money Market Funds (Cost $7,299,630)		7,299,770
Total Investments in Securities (Cost: $655,803,177)		1,018,765,845
Other Assets & Liabilities, Net		(5,167,110)
Net Assets		1,013,598,735

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2022.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended December 31, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.318%
	6,975,429	273,145,877	(272,821,670)	134	7,299,770	3,702	136,810	7,301,960
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Select Large Cap Growth Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT215_03_N01_(02/23)